Summary of Significant Accounting Policies (Details)	6 Months Ended
Jun. 30, 2020
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years